Pension Plan (Quater) (Detail) - Pension plan assets by level within the fair value hierarchy (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2012 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2012 Guaranteed investment contracts [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2012 Guaranteed investment contracts [Member] Netting [Member]	Mar. 31, 2012 Mutual Stock Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2012 Mutual Stock Funds [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2012 Mutual Stock Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2012 Mutual Stock Funds [Member] Netting [Member]	Mar. 31, 2012 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2012 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2012 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Equity Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2012 Equity Funds [Member] Netting [Member]	Dec. 31, 2011 Equity Funds [Member] Netting [Member]	Mar. 31, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2012 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Money Market Funds [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2012 Money Market Funds [Member] Netting [Member]	Dec. 31, 2011 Money Market Funds [Member] Netting [Member]	Mar. 31, 2012 Fair Value, Inputs, Level 1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 1 [Member]	Mar. 31, 2012 Fair Value, Inputs, Level 2 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member]	Mar. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2012 Netting [Member]	Dec. 31, 2011 Netting [Member]
Pension plan assets	$ 5,361	$ 5,287	$ 5,441		$ 2,009		$ 2,009	$ 1,062			$ 1,062			$ 2,700	$ 2,342			$ 2,700	$ 2,342	$ 41	$ 41					$ 41	$ 41	$ 1,103	$ 966	$ 4,709	$ 4,395			$ 5,812	$ 5,361